COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]

The future minimum lease payments due subsequent to December 31, 2012 under all non-cancelable operating leases for the next five years are as follows:

As of December 31,	Amount
2013	$262,159
2014	246,808
2015	-
2016	-
2017	-
Thereafter	-
Total minimum lease payments	$508,967